Provisions - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	S/ 47,417	S/ 41,073	S/ 60,928
Reversals	(1,456)	(30,847)
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Other provisions	23,364	15,732	15,000
Reversals	(235)	(10,569)
Legal proceedings provision [member] | Provisions for labor, taxes and civil [Member]
Disclosure of other provisions [line items]
Other provisions	19,300	14,700
Legal proceedings provision [member] | Environmental laws and regulations [member]
Disclosure of other provisions [line items]
Other provisions	5,100	6,300
Contingent liabilities [member]
Disclosure of other provisions [line items]
Other provisions	7,249	8,125	S/ 26,779
Reversals	(809)	(17,883)
Contingent liabilities [member] | Morelco [member]
Disclosure of other provisions [line items]
Reversals	S/ 800	10,100
Contingent liabilities [member] | V y V - DSD S.A. [member]
Disclosure of other provisions [line items]
Reversals		4,000
Contingent liabilities [member] | CAM Acquisition [member]
Disclosure of other provisions [line items]
Reversals		S/ 3,800